Deferred Revenue (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023
Deferred Revenue
Recognition of deferred revenue	$ 861,496	$ 930,436	$ 930,436